Schedule of Investments(a)
November 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.08%
Aerospace & Defense–2.25%
General Dynamics Corp.	846,857	$153,907,791
Apparel, Accessories & Luxury Goods–1.85%
Capri Holdings Ltd.(b)	3,414,048	126,797,743
Automobile Manufacturers–2.60%
General Motors Co.	4,944,523	178,002,828
Building Products–1.51%
Johnson Controls International PLC	2,408,796	103,168,733
Cable & Satellite–3.60%
Charter Communications, Inc., Class A(b)	351,520	165,217,915
Comcast Corp., Class A	1,839,144	81,198,208
		246,416,123
Commodity Chemicals–0.93%
Dow, Inc.	1,194,292	63,739,364
Communications Equipment–1.03%
Cisco Systems, Inc.	1,554,042	70,413,643
Diversified Banks–9.24%
Bank of America Corp.	6,796,241	226,450,750
Citigroup, Inc.	2,698,392	202,703,207
JPMorgan Chase & Co.	845,985	111,466,983
Wells Fargo & Co.	1,679,784	91,481,037
		632,101,977
Electric Utilities–2.07%
Duke Energy Corp.	417,747	36,832,753
Exelon Corp.	1,174,880	52,164,672
FirstEnergy Corp.	1,109,308	52,902,898
		141,900,323
Fertilizers & Agricultural Chemicals–1.75%
Corteva, Inc.	2,620,613	68,188,350
Nutrien Ltd. (Canada)	1,091,588	51,763,103
		119,951,453
Food Distributors–1.62%
US Foods Holding Corp.(b)	2,780,918	110,597,109
Health Care Distributors–1.37%
McKesson Corp.	645,634	93,384,502
Health Care Equipment–2.62%
Medtronic PLC	817,054	91,011,645
Zimmer Biomet Holdings, Inc.	606,545	88,118,858
		179,130,503
Shares		Value
Health Care Services–1.72%
CVS Health Corp.	1,564,478	$117,758,259
Health Care Supplies–0.69%
Alcon, Inc. (Switzerland)(b)	853,126	47,086,104
Home Improvement Retail–0.77%
Kingfisher PLC (United Kingdom)	19,355,879	52,518,557
Hotels, Resorts & Cruise Lines–1.81%
Carnival Corp.	2,738,482	123,450,769
Industrial Machinery–1.54%
Ingersoll-Rand PLC	803,057	105,288,803
Insurance Brokers–1.68%
Willis Towers Watson PLC	585,207	114,958,063
Integrated Oil & Gas–5.03%
BP PLC (United Kingdom)	17,316,783	107,621,781
Chevron Corp.	870,478	101,959,088
Royal Dutch Shell PLC, Class A (United Kingdom)	4,699,979	134,359,735
		343,940,604
Internet & Direct Marketing Retail–1.25%
eBay, Inc.	2,397,252	85,150,391
Investment Banking & Brokerage–4.62%
Goldman Sachs Group, Inc. (The)	541,909	119,951,557
Morgan Stanley	3,963,943	196,135,900
		316,087,457
IT Consulting & Other Services–1.65%
Cognizant Technology Solutions Corp., Class A	1,764,677	113,133,442
Managed Health Care–1.22%
Anthem, Inc.	288,407	83,251,565
Multi-line Insurance–2.99%
American International Group, Inc.	3,885,937	204,633,442
Oil & Gas Equipment & Services–1.09%
TechnipFMC PLC (United Kingdom)	3,946,702	74,355,866
Oil & Gas Exploration & Production–3.42%
Canadian Natural Resources Ltd. (Canada)	2,807,971	78,533,556
Devon Energy Corp.	3,589,859	78,582,014
Marathon Oil Corp.	6,618,511	77,105,653
		234,221,223
Other Diversified Financial Services–2.04%
AXA Equitable Holdings, Inc.	2,380,680	58,898,023
Voya Financial, Inc.	1,382,391	80,565,748
		139,463,771

See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Shares		Value
Packaged Foods & Meats–3.39%
Kellogg Co.	1,061,452	$69,121,754
Mondelez International, Inc., Class A	3,095,064	162,614,663
		231,736,417
Pharmaceuticals–8.83%
Bristol-Myers Squibb Co.	2,510,808	142,965,408
Bristol-Myers Squibb Co., Rts. expiring 03/31/2021(b)	629,181	1,352,739
GlaxoSmithKline PLC (United Kingdom)	2,208,527	50,220,716
Johnson & Johnson	1,716,107	235,947,551
Pfizer, Inc.	2,054,431	79,136,682
Sanofi (France)	1,014,526	94,561,534
		604,184,630
Railroads–1.54%
CSX Corp.	1,475,414	105,551,118
Regional Banks–6.12%
BB&T Corp.	2,094,777	114,626,197
Citizens Financial Group, Inc.	3,429,718	131,906,954
PNC Financial Services Group, Inc. (The)	1,123,245	172,092,367
		418,625,518
Semiconductors–4.33%
Intel Corp.	2,193,771	127,348,407
NXP Semiconductors N.V. (Netherlands)	584,580	67,565,756
QUALCOMM, Inc.	1,213,022	101,347,988
		296,262,151
Shares		Value
Specialty Chemicals–0.84%
DuPont de Nemours, Inc.	881,192	$57,110,054
Systems Software–2.35%
Oracle Corp.	2,863,147	160,737,073
Technology Hardware, Storage & Peripherals–1.53%
Apple, Inc.	391,449	104,614,745
Tobacco–3.15%
Philip Morris International, Inc.	2,598,843	215,522,050
Wireless Telecommunication Services–1.04%
Vodafone Group PLC (United Kingdom)	35,624,111	70,797,309
Total Common Stocks & Other Equity Interests (Cost $5,071,709,680)		6,639,951,473

Money Market Funds–2.27%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(c)	54,151,360	54,151,360
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(c)	39,552,608	39,568,429
Invesco Treasury Portfolio, Institutional Class, 1.52%(c)	61,887,269	61,887,269
Total Money Market Funds (Cost $155,595,832)		155,607,058
TOTAL INVESTMENTS IN SECURITIES–99.35% (Cost $5,227,305,512)		6,795,558,531
OTHER ASSETS LESS LIABILITIES—0.65%		44,169,132
NET ASSETS–100.00%		$6,839,727,663
Investment Abbreviations:
Rts.	– Rights
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/06/2019	State Street Bank & Trust Co.	CAD	79,247,962	USD	60,260,414	$598,965
12/06/2019	State Street Bank & Trust Co.	CHF	37,923,027	USD	38,499,050	568,382
12/06/2019	State Street Bank & Trust Co.	EUR	65,231,487	USD	72,807,192	928,798
12/06/2019	State Street Bank & Trust Co.	USD	12,030,471	GBP	9,318,295	22,303
Subtotal—Appreciation						2,118,448
Currency Risk
12/06/2019	Bank of New York Mellon (The)	GBP	123,066,317	USD	158,912,458	(268,001)
12/06/2019	State Street Bank & Trust Co.	CAD	1,221,467	USD	919,490	(86)
12/06/2019	State Street Bank & Trust Co.	EUR	1,362,001	USD	1,499,867	(918)
12/06/2019	State Street Bank & Trust Co.	GBP	131,769,727	USD	170,149,305	(288,605)
12/06/2019	State Street Bank & Trust Co.	USD	951,389	CAD	1,263,587	(104)
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/06/2019	State Street Bank & Trust Co.	USD	2,280,650	CHF	2,264,493	$(15,700)
12/06/2019	State Street Bank & Trust Co.	USD	2,207,484	EUR	1,993,545	(10,802)
Subtotal—Depreciation						(584,216)
Total Forward Foreign Currency Contracts						$1,534,232

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,082,785,737	$557,165,736	$—	$6,639,951,473
Money Market Funds	155,607,058	—	—	155,607,058
Total Investments in Securities	6,238,392,795	557,165,736	—	6,795,558,531
Other Investments - Assets*
Forward Foreign Currency Contracts	—	2,118,448	—	2,118,448
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(584,216)	—	(584,216)
Total Other Investments	—	1,534,232	—	1,534,232
Total Investments	$6,238,392,795	$558,699,968	$—	$6,797,092,763

*	Unrealized appreciation (depreciation).
Invesco Growth and Income Fund